Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000268644 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000268644 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000268644 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000268644 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.06%
C000261609 | NR
Holdings [Line Items]
Percent of Total Investments	0.52%
C000261609 | BB+
Holdings [Line Items]
Percent of Total Investments	0.13%
C000261609 | BBB-
Holdings [Line Items]
Percent of Total Investments	0.76%
C000261609 | BBB
Holdings [Line Items]
Percent of Total Investments	5.16%
C000261609 | BBB+
Holdings [Line Items]
Percent of Total Investments	6.37%
C000261609 | A-
Holdings [Line Items]
Percent of Total Investments	3.93%
C000261609 | A
Holdings [Line Items]
Percent of Total Investments	3.13%
C000261609 | A+
Holdings [Line Items]
Percent of Total Investments	0.46%
C000261609 | AA
Holdings [Line Items]
Percent of Total Investments	0.52%
C000261609 | AA+
Holdings [Line Items]
Percent of Total Investments	6.51%
C000259242 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	1.24%
C000259242 | Real Estate Services
Holdings [Line Items]
Percent of Total Investments	1.82%
C000259242 | Health Care Services
Holdings [Line Items]
Percent of Total Investments	2.07%
C000259242 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	3.58%
C000259242 | Professional Business Support Services
Holdings [Line Items]
Percent of Total Investments	3.62%
C000259242 | Insurance Brokers
Holdings [Line Items]
Percent of Total Investments	4.05%
C000259242 | Specialty Retailers
Holdings [Line Items]
Percent of Total Investments	4.15%
C000259242 | Restaurants And Bars
Holdings [Line Items]
Percent of Total Investments	4.19%
C000259242 | Aerospace
Holdings [Line Items]
Percent of Total Investments	4.44%
C000259242 | Consumer Digital Services
Holdings [Line Items]
Percent of Total Investments	4.63%
C000259242 | Diversified Retailers
Holdings [Line Items]
Percent of Total Investments	4.64%
C000259242 | Reinsurance
Holdings [Line Items]
Percent of Total Investments	6.01%
C000259242 | Transaction Processing Services
Holdings [Line Items]
Percent of Total Investments	9.73%
C000259242 | Health Care Management Services
Holdings [Line Items]
Percent of Total Investments	11.09%
C000259242 | Asset Managers And Custodians
Holdings [Line Items]
Percent of Total Investments	12.95%
C000259242 | Software
Holdings [Line Items]
Percent of Total Investments	21.79%
C000259242 | Israel
Holdings [Line Items]
Percent of Total Investments	3.35%
C000259242 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.48%
C000259242 | United States
Holdings [Line Items]
Percent of Total Investments	84.88%
C000259242 | France
Holdings [Line Items]
Percent of Total Investments	4.19%
C000259242 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000259241 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	1.24%
C000259241 | Real Estate Services
Holdings [Line Items]
Percent of Total Investments	1.82%
C000259241 | Health Care Services
Holdings [Line Items]
Percent of Total Investments	2.07%
C000259241 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	3.58%
C000259241 | Professional Business Support Services
Holdings [Line Items]
Percent of Total Investments	3.62%
C000259241 | Insurance Brokers
Holdings [Line Items]
Percent of Total Investments	4.05%
C000259241 | Specialty Retailers
Holdings [Line Items]
Percent of Total Investments	4.15%
C000259241 | Restaurants And Bars
Holdings [Line Items]
Percent of Total Investments	4.19%
C000259241 | Aerospace
Holdings [Line Items]
Percent of Total Investments	4.44%
C000259241 | Consumer Digital Services
Holdings [Line Items]
Percent of Total Investments	4.63%
C000259241 | Diversified Retailers
Holdings [Line Items]
Percent of Total Investments	4.64%
C000259241 | Reinsurance
Holdings [Line Items]
Percent of Total Investments	6.01%
C000259241 | Transaction Processing Services
Holdings [Line Items]
Percent of Total Investments	9.73%
C000259241 | Health Care Management Services
Holdings [Line Items]
Percent of Total Investments	11.09%
C000259241 | Asset Managers And Custodians
Holdings [Line Items]
Percent of Total Investments	12.95%
C000259241 | Software
Holdings [Line Items]
Percent of Total Investments	21.79%
C000259241 | Israel
Holdings [Line Items]
Percent of Total Investments	3.35%
C000259241 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.48%
C000259241 | United States
Holdings [Line Items]
Percent of Total Investments	84.88%
C000259241 | France
Holdings [Line Items]
Percent of Total Investments	4.19%
C000259241 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000259243 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	0.88%
C000259243 | Real Estate Services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000259243 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	3.74%
C000259243 | Professional Business Support Services
Holdings [Line Items]
Percent of Total Investments	13.49%
C000259243 | Insurance Brokers
Holdings [Line Items]
Percent of Total Investments	5.82%
C000259243 | Specialty Retailers
Holdings [Line Items]
Percent of Total Investments	3.83%
C000259243 | Reinsurance
Holdings [Line Items]
Percent of Total Investments	6.81%
C000259243 | Electrical Components
Holdings [Line Items]
Percent of Total Investments	2.54%
C000259243 | Entertainment
Holdings [Line Items]
Percent of Total Investments	2.66%
C000259243 | Electronic Equipment: Gauges and Meters
Holdings [Line Items]
Percent of Total Investments	3.02%
C000259243 | Semiconductors
Holdings [Line Items]
Percent of Total Investments	3.09%
C000259243 | Hotel And Lodging REITs
Holdings [Line Items]
Percent of Total Investments	3.14%
C000259243 | Telecommunications Services
Holdings [Line Items]
Percent of Total Investments	3.69%
C000259243 | Industrial Suppliers
Holdings [Line Items]
Percent of Total Investments	4.42%
C000259243 | Rental And Leasing Services: Consumer
Holdings [Line Items]
Percent of Total Investments	4.62%
C000259243 | Diversified Industrials
Holdings [Line Items]
Percent of Total Investments	4.84%
C000259243 | Household Furnishings
Holdings [Line Items]
Percent of Total Investments	4.99%
C000259243 | Food Retailers And Wholesalers
Holdings [Line Items]
Percent of Total Investments	5.03%
C000259243 | Cement
Holdings [Line Items]
Percent of Total Investments	5.83%
C000259243 | Building Materials: Other
Holdings [Line Items]
Percent of Total Investments	7.36%
C000259243 | United States
Holdings [Line Items]
Percent of Total Investments	72.25%
C000259243 | Germany
Holdings [Line Items]
Percent of Total Investments	2.66%
C000259243 | Denmark
Holdings [Line Items]
Percent of Total Investments	0.82%
C000259243 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.84%
C000259243 | Canada
Holdings [Line Items]
Percent of Total Investments	5.03%
C000259243 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.40%
C000259244 | Cash/Cash Equivalent
Holdings [Line Items]
Percent of Total Investments	0.88%
C000259244 | Real Estate Services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000259244 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	3.74%
C000259244 | Professional Business Support Services
Holdings [Line Items]
Percent of Total Investments	13.49%
C000259244 | Insurance Brokers
Holdings [Line Items]
Percent of Total Investments	5.82%
C000259244 | Specialty Retailers
Holdings [Line Items]
Percent of Total Investments	3.83%
C000259244 | Reinsurance
Holdings [Line Items]
Percent of Total Investments	6.81%
C000259244 | Electrical Components
Holdings [Line Items]
Percent of Total Investments	2.54%
C000259244 | Entertainment
Holdings [Line Items]
Percent of Total Investments	2.66%
C000259244 | Electronic Equipment: Gauges and Meters
Holdings [Line Items]
Percent of Total Investments	3.02%
C000259244 | Semiconductors
Holdings [Line Items]
Percent of Total Investments	3.09%
C000259244 | Hotel And Lodging REITs
Holdings [Line Items]
Percent of Total Investments	3.14%
C000259244 | Telecommunications Services
Holdings [Line Items]
Percent of Total Investments	3.69%
C000259244 | Industrial Suppliers
Holdings [Line Items]
Percent of Total Investments	4.42%
C000259244 | Rental And Leasing Services: Consumer
Holdings [Line Items]
Percent of Total Investments	4.62%
C000259244 | Diversified Industrials
Holdings [Line Items]
Percent of Total Investments	4.84%
C000259244 | Household Furnishings
Holdings [Line Items]
Percent of Total Investments	4.99%
C000259244 | Food Retailers And Wholesalers
Holdings [Line Items]
Percent of Total Investments	5.03%
C000259244 | Cement
Holdings [Line Items]
Percent of Total Investments	5.83%
C000259244 | Building Materials: Other
Holdings [Line Items]
Percent of Total Investments	7.36%
C000259244 | United States
Holdings [Line Items]
Percent of Total Investments	72.25%
C000259244 | Germany
Holdings [Line Items]
Percent of Total Investments	2.66%
C000259244 | Denmark
Holdings [Line Items]
Percent of Total Investments	0.82%
C000259244 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.84%
C000259244 | Canada
Holdings [Line Items]
Percent of Total Investments	5.03%
C000259244 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.40%